Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,101,310
Previously Paid Amount	0.00
Total Fee Amount	2,499.79
Total Offset Amount	0.00
Net Fee	2,499.79
Narrative - Max Aggregate Offering Price	$ 18,101,310
Final Prospectus	true